Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 15, 2017	Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	Community Bancorp /VT
Entity Central Index Key	0000718413
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 65,497,364
Entity Common Stock, Shares Outstanding		5,072,976
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016